Long-term debt - Purchase warrants issued to CIBC (Details) - CAD ($)				1 Months Ended	12 Months Ended
	Sep. 20, 2019	Jan. 20, 2019	Mar. 20, 2018	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Number of warrants issued		522,727	1,725,000
Variables used to determine the fair value of warrants
Share price	$ 10.60		$ 10.60
Volatility	58.00%		71.00%
Expected life of warrants	2 years		5 years
Risk free interest rate	1.61%		2.00%
CIBC loan
Disclosure of detailed information about borrowings [line items]
Number of warrants issued				32,171
Number of common share that each warrant entitles the holder				1
Purchase warrant price per common share				$ 9.70
Term of the warrant				60 months
Fair value of warrants					$ 254,769	$ 98,203
Variables used to determine the fair value of warrants
Share price					$ 14.75	$ 5.50
Volatility					54.00%	86.00%
Expected life of warrants					3 years 7 months 6 days	4 years 7 months 6 days
Risk free interest rate					1.68%	1.88%
Dividend yield					0.00%	0.00%